UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.9% (1.9% of Total Investments)
$ 190	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B	$177,979
	5.350%, 4/01/08
1,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,295,040
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	326,622
	5.875%, 9/01/39

1,700	Total Consumer Discretionary			1,799,641

	Consumer Staples – 2.5% (1.7% of Total Investments)
785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	804,492
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	800,120
	Bonds, Series 2001, 5.000%, 5/15/31

1,585	Total Consumer Staples			1,604,612

	Education and Civic Organizations – 16.6% (11.3% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,160,885
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	523,510
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,674
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,463
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	678,147
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	260,430
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	443,872
	Series 2000, 5.250%, 7/01/30 – FSA Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	519,915
	Series 2004, 5.125%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,304,588
	College of Art, Series 2001, 5.500%, 6/01/32
425	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	446,199
	High School, Series 2005A, 6.000%, 5/01/35
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	533,120
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	535,950
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,613,054
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,166,254
1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA	1,068,500
	4/01/19

10,005	Total Education and Civic Organizations			10,463,561

	Health Care – 21.2% (14.4% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,039,900
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	826,964
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,075,900
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	773,430
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	515,790
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	663,845
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,042,500
	Institute, Series 2003, 5.500%, 7/01/33
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	545,911
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	742,707
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,560,105
	Center, Series 2001, 5.625%, 7/01/31
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A+	2,077,620
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	AA–	1,673,676
	Series 2001, 5.125%, 12/01/22
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
300	5.375%, 7/01/14	7/06 at 100.00	B3	271,494
700	5.300%, 7/01/24	7/06 at 100.00	B3	585,025

13,010	Total Health Care			13,394,867

	Housing/Multifamily – 9.5% (6.4% of Total Investments)
55	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	56,330
	Revenue Bonds, Series 2001A, 5.100%, 5/15/28
40	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	41,245
	Revenue Bonds, Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)
435	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/12 at 100.00	Aa2	456,198
	Revenue Bonds, Series 2002A, 5.300%, 5/15/22
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,251,489
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,147,585
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	Ba2	1,028,220
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23

5,785	Total Housing/Multifamily			5,981,067

	Housing/Single Family – 2.4% (1.6% of Total Investments)
895	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	914,046
	5.350%, 9/01/32 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	606,636
	4.750%, 9/01/25 (Alternative Minimum Tax)

1,495	Total Housing/Single Family			1,520,682

	Industrials – 1.8% (1.3% of Total Investments)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,163,214
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 0.6% (0.4% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20	4/09 at 100.00	N/R	28,154
25	6.750%, 4/01/23	4/11 at 101.00	N/R	22,814
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001B:
25	8.000%, 4/01/22	10/06 at 100.00	N/R	25,009
5	6.400%, 4/01/23 (Mandatory put 4/01/07)	4/23 at 100.00	N/R	4,675
	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community
	Inc., Series 1994A:
20	5.625%, 4/01/09	4/06 at 100.00	N/R	18,381
200	6.000%, 4/01/13	4/06 at 100.00	N/R	182,728
50	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community	4/16 at 100.00	N/R	50,004
	Inc., Series 1994B, 8.000%, 4/01/16

356	Total Long-Term Care			331,765

	Tax Obligation/General – 39.8% (27.0% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage,	8/09 at 101.00	AA+	769,755
	Series 1999, 4.500%, 8/01/19
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,084,420
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	805,095
	5.000%, 10/15/22 – AMBAC Insured
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	328,518
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA–	1,014,751
1,020	4.600%, 8/01/19	8/11 at 101.00	AA–	1,058,944
750	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	840,143
	11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	656,226
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	545,450
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%,	12/11 at 101.00	AA–	537,005
	12/01/19
1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,084,860
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,095,040
	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001:
1,445	5.500%, 3/01/11	No Opt. Call	AAA	1,579,139
1,500	5.500%, 3/01/12	No Opt. Call	AAA	1,658,550
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,124,431
	Bonds, Series 2001, 5.250%, 10/01/18
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2001:
1,000	5.250%, 12/01/20 – FGIC Insured	12/11 at 101.00	AAA	1,088,040
2,820	5.250%, 12/01/21 – FGIC Insured	12/11 at 101.00	AAA	3,055,723
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	815,776
	FSA Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	877,368
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,096,710
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

23,220	Total Tax Obligation/General			25,115,944

	Tax Obligation/Limited – 18.8% (12.8% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%,	1/15 at 101.00	N/R	636,588
	7/01/34
675	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	691,342
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	570,932
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,662,350
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,744,859
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	363,377
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,137,840
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,084,820
	5.000%, 5/01/13
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,533,094
	Headquarters Building, Series 2002, 5.375%, 6/01/19
590	Montgomery County, Maryland, Lease Revenue Bonds, College of Arts Center Project, Series	5/15 at 100.00	A1	632,421
	2005A, 5.000%, 5/01/18
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	1,068,610
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	274,679
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	483,503
	2005, 5.250%, 7/01/35

11,160	Total Tax Obligation/Limited			11,884,415

	Transportation – 3.2% (2.2% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	AAA	675,720
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	AAA	1,035,690
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
155	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	167,584
135	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	146,633

1,940	Total Transportation			2,025,627

	U.S. Guaranteed – 24.1% (16.4% of Total Investments) (4)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,625,010
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AAA	3,250,889
	12/01/19 (Pre-refunded 12/01/10)
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA (4)	1,092,240
	11/01/20 (Pre-refunded 11/01/12)
750	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A,	8/12 at 100.00	AAA	812,760
	5.000%, 8/15/15 (Pre-refunded 8/15/12)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	1,356,516
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,220	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,413,089
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,252,029
	5.500%, 10/01/40 (ETM)
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,317,576
	(Pre-refunded 7/01/11) – FSA Insured
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,099,620
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

13,960	Total U.S. Guaranteed			15,219,729

	Utilities – 3.3% (2.2% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	1,056,950
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,013,830
	7.400%, 9/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,070,780

	Water and Sewer – 0.6% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	390,752
	2005A, 5.000%, 9/01/15

$ 87,721	Total Investments (cost $89,319,144) – 147.3%			92,966,656

	Other Assets Less Liabilities – 3.4%			2,164,464

	Preferred Shares, at Liquidation Value – (50.7)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,131,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard
& Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $ 89,356,995.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$3,792,196
Depreciation	(182,535)

Net unrealized appreciation (depreciation) of investments	$3,609,661

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.